ACQUISITION DEPOSIT (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2022	Jan. 20, 2022	Sep. 30, 2021	Jul. 06, 2021
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 30,000
Acquisition deposit	$ 1,000,000	$ 1,000,000	$ 1,000,000
TenX Global Capital LP [Member]
Business Acquisition [Line Items]
Deposit Assets			$ 1,000,000	$ 1,500,000
Acquisition deposit		$ 1,500,000